Loss per share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share [Abstract]
Diluted net loss per share	$ (19,853)	$ (46,041)	$ (64,708)
Basic and diluted net loss per share	312,485,140	285,979,036	259,852,204
Diluted net loss per ordinary share	$ (0.06)	$ (0.16)	$ (0.25)